Long-term Debt (Tables)	12 Months Ended
Jan. 31, 2015
Long-term Debt, Unclassified [Abstract]
Schedule of short-term debt
The following table includes additional information related to the Company's short-term borrowings for fiscal 2015, 2014 and 2013:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
Maximum amount outstanding at any month-end	$11,581	$13,318	$8,740
Average daily short-term borrowings	7,009	8,971	6,007
Weighted-average interest rate	0.5%	0.1%	0.1%

Schedule of line of credit facilities
The committed lines of credit are summarized in the following table:

	Fiscal Years Ended January 31,
	2015			2014
(Amounts in millions)	Available	Drawn	Undrawn	Available	Drawn	Undrawn
Five-year credit facility(1)	$6,000	$—	$6,000	$6,000	$—	$6,000
364-day revolving credit facility(2)	9,000	—	9,000	9,400	—	9,400
Total	$15,000	$—	$15,000	$15,400	$—	$15,400

(1)	In June 2014, the Company renewed and extended its existing five-year credit facility, which is used to support its commercial paper program.

(2)	In June 2014, the Company renewed and extended its existing 364-day revolving credit facility, which is used to support its commercial paper program.

Schedule of long-term debt instruments
The Company's long-term debt, which includes the fair value instruments further discussed in Note 8, consists of the following:

		January 31, 2015		January 31, 2014
(Amounts in millions)	Maturity Dates By Fiscal Year	Amount	Average Rate(1)	Amount	Average Rate(1)
Unsecured debt
Fixed	2016 - 2045	$36,000	4.3%	$35,500	4.3%
Variable	2019	500	5.4%	500	5.4%
Total U.S. dollar denominated		36,500		36,000
Fixed	2023 - 2030	2,821	3.3%	1,356	4.9%
Variable		—		—
Total Euro denominated		2,821		1,356
Fixed	2031 - 2039	5,271	5.3%	5,770	5.3%
Variable		—		—
Total Sterling denominated		5,271		5,770
Fixed	2016 - 2021	596	1.0%	1,490	1.3%
Variable	2016	255	0.6%	457	0.7%
Total Yen denominated		851		1,947
Total unsecured debt		45,443		45,073
Total other debt (in USD)(2)		453		801
Total debt		45,896		45,874
Less amounts due within one year		(4,810)		(4,103)
Long-term debt		$41,086		$41,771

(1)
The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 8.

(2)
A portion of other debt at January 31, 2015 and 2014 includes secured debt in the amount of $139 million and $572 million, respectively, which was collateralized by property that had an aggregate carrying amount of approximately $19 million and $471 million, respectively.

Schedule of maturities of long-term debt
Annual maturities of long-term debt during the next five years and thereafter are as follows:

(Amounts in millions)	Annual
Fiscal Year	Maturities
2016	$4,810
2017	2,312
2018	1,523
2019	3,518
2020	514
Thereafter	33,219
Total	$45,896

Schedule of fiscal year 2015 debt issuances
Information on significant long-term debt issued during fiscal 2015 is as follows:

(Amounts in millions)
Issue Date	Principal Amount	Maturity Date	Fixed vs. Floating	Interest Rate	Proceeds
April 8, 2014	850 Euro	April 8, 2022	Fixed	1.900%	$1,161
April 8, 2014	650 Euro	April 8, 2026	Fixed	2.550%	885
April 22, 2014	500 USD	April 21, 2017	Fixed	1.000%	499
April 22, 2014	1,000 USD	April 22, 2024	Fixed	3.300%	992
April 22, 2014	1,000 USD	April 22, 2044	Fixed	4.300%	985
October 22, 2014	500 USD	April 22, 2024	Fixed	3.300%	508
Total					$5,030

Schedule of fiscal year 2014 debt issuances

Information on significant long-term debt issued during fiscal 2014 is as follows:

(Amounts in millions)
Issue Date	Principal Amount	Maturity Date	Fixed vs. Floating	Interest Rate	Proceeds
April 11, 2013	1,000 USD	April 11, 2016	Fixed	0.600%	$997
April 11, 2013	1,250 USD	April 11, 2018	Fixed	1.130%	1,244
April 11, 2013	1,750 USD	April 11, 2023	Fixed	2.550%	1,738
April 11, 2013	1,000 USD	April 11, 2043	Fixed	4.000%	988
October 2, 2013	1,000 USD	December 15, 2018	Fixed	1.950%	995
October 2, 2013	750 USD	October 2, 2043	Fixed	4.750%	738
Total					$6,700